8. Derivative financial instruments and Short positions (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hedge Instruments [Member] | Swap [Member]
Statement Line Items [Line Items]
Curve Value		R$ 3,249,742	R$ 3,908,082
Adjustment to Market Value		101,264	140,447
Accounting Value		3,351,004	4,048,529
Hedge Instruments [Member] | Swap [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Curve Value		1,118,210	1,152,249
Adjustment to Market Value		28,993	115,180
Accounting Value		1,147,202	1,267,429
Hedge Instruments [Member] | Swap [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Curve Value		2,131,532	2,755,833
Adjustment to Market Value		72,271	25,267
Accounting Value		2,203,802	2,781,100
Hedge Instruments [Member] | Future Contracts [Member]
Statement Line Items [Line Items]
Curve Value	R$ 46,649,331	789,631	41,286,091
Adjustment to Market Value	0	0	0
Accounting Value	46,649,331	789,631	41,286,091
Hedge Instruments [Member] | Future Contracts [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Curve Value	46,649,331	789,631	41,286,091
Adjustment to Market Value	0	0	0
Accounting Value	46,649,331	789,631	41,286,091
Hedge Objects [Member] | Swap [Member]
Statement Line Items [Line Items]
Curve Value		3,555,326	3,921,249
Adjustment to Market Value		662,773	65,014
Accounting Value		4,218,099	3,986,263
Hedge Objects [Member] | Swap [Member] | Credit Operations Hedge [Member]
Statement Line Items [Line Items]
Curve Value		1,423,809	1,166,387
Adjustment to Market Value		63,231	50,668
Accounting Value		1,487,040	1,217,055
Hedge Objects [Member] | Swap [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Curve Value		2,131,517	2,754,862
Adjustment to Market Value		599,542	14,346
Accounting Value		2,731,059	2,769,208
Hedge Objects [Member] | Future Contracts [Member]
Statement Line Items [Line Items]
Curve Value	42,529,036	45,427,125	44,130,671
Adjustment to Market Value	2,802,690	3,000,490	205,941
Accounting Value	45,331,727	48,427,614	43,924,730
Hedge Objects [Member] | Future Contracts [Member] | Hedge of Securities [Member]
Statement Line Items [Line Items]
Curve Value	42,529,036	45,427,125	44,130,671
Adjustment to Market Value	2,802,690	3,000,490	205,941
Accounting Value	R$ 45,331,727	R$ 48,427,614	R$ 43,924,730